Share Capital (Narrative) (Details)								1 Months Ended				12 Months Ended
	Oct. 09, 2018 CAD ($)	Aug. 01, 2018 CAD ($) Year	Aug. 01, 2018 Share	Jul. 10, 2018 CAD ($) $ / shares	Oct. 14, 2016 CAD ($) Share	Jun. 01, 2016 CAD ($) shares	Apr. 04, 2016 CAD ($) shares	Jul. 31, 2018 Share	Oct. 19, 2017 CAD ($) shares	Feb. 24, 2017 CAD ($) Share Month shares	Oct. 28, 2016 CAD ($) Share Month $ / shares	Dec. 31, 2018 CAD ($) Share Year $ / shares shares	Dec. 31, 2017 CAD ($) Share Year shares	Dec. 31, 2016 CAD ($) Share Year shares	Dec. 31, 2015 CAD ($) Year
Statements Line Items
Finder's fee									$ 28,366	$ 28,669	$ 176,483	$ 256,392	$ 319,965	$ 214,374
Number of warrants granted in share-based payment arrangement | Share												1,071,580	2,721,604
Weighted average exercise price of warrants granted in share-based payment arrangement												$ 0.95	$ 2.00
Weighted average exercise price of warrants exercised in share-based payment arrangement													$ 0.85
Expected dividend as percentage, warrants granted											0.00%
Expected volatility, warrants granted											102.00%
Risk free interest rate, warrants granted											0.70%
Expected life, warrants granted | Month											24
Number of warrants exercised in share-based payment arrangement | Share													437,118
Increase (decrease) in number of shares outstanding | shares									2,815,881	2,532,100
Equity issuance, price per share									$ 0.41	$ 2.00				1.10
Gross proceeds on issuance of common shares									$ 1,154,511	3,165,264		$ 2,563,919	$ 4,320,497	4,848,524
Debt settled by issuance of units					$ 374,071
Units issued to settle debt | Share					719,368
Description of acceleration provision on warrants					The Warrants are subject to an acceleration provision such that in the event that the Shares have a closing price on the TSX Venture Exchange (the "TSXV") of greater than $2.00 per Share for a period of 10 consecutive trading days at any time after four months and one day from the closing of the Debt Settlement, the Company may accelerate the expiry date of the Warrants by giving notice to the holders thereof and, in such case, the Warrants will expire on the 30th day after the date on which such notice is given to the holder.						The Warrants are subject to an acceleration provision such that in the event that the Shares have a closing price on the TSX Venture Exchange of greater than $2.00 per Share for a period of 10 consecutive trading days at any time after four months and one day from the closing of the Offering, the Company may accelerate the expiry date of the Warrants by giving notice to the holders thereof and, in such case, the Warrants will expire on the 30th day after the date on which such notice is given to the holder.
Number of units granted in share-based payment arrangement | Share											8,199,999
Equity Issuance, Price per Unit | $ / shares											$ 0.52
Proceeds from issuance of units											$ 4,263,999
Warrants granted in share-based payment arrangement, value											176,483
Proceeds on issuance of shares on exercise of warrants													$ 371,551	$ 244,997
Expected volatility, share options granted												104.00%	154.00%	68.00%
Risk free interest rate, share options granted												2.19%	1.11%	0.99%
Option life, share options granted | Year												5
Weighted average exercise price of share options granted in share-based payment arrangement												$ 0.43	$ 1.64	$ 0.60
Number of share options cancelled in share-based payment arrangement | Share												430,000	15,000	92,000
Stock-based compensation												$ 326,367	$ 115,800	$ 826,307
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period												$ 0.79	$ 2.04	$ 2.89	$ 7.10
Warrant exercise price					$ 1.10						$ 0.52
Warrant exercisable period					2 years						2 years
Number of share options granted in share-based payment arrangement | Share			50,000					1,060,000				1,110,000	75,000	1,025,000
Vest immediately
Statements Line Items
Number of share options vested | Share												910,000
Vest in equal amounts each calendar quarter over the next 24 months
Statements Line Items
Number of share options vested | Share												200,000
YOFOTO (China) Health Industry Co. Ltd. [Member] | Definitive Licensing And Collaborative Agreement [Member] | Replicel [Member]
Statements Line Items
Milestone payments				$ 4,750,000
Royalty expense				$ 7,000,000
Period of initial investment				8 years 6 months
YOFOTO (China) Health Industry Co. Ltd. [Member] | Definitive Licensing And Collaborative Agreement [Member] | Private Placement [Member] | Replicel [Member]
Statements Line Items
Finder's fee				$ 252,392
License period				15 years
Amount invested in private placement	$ 5,090,005			$ 5,090,005
Share price | $ / shares				$ 0.95
Percentage of warrant coverage				20.00%
Warrant exercise price				$ 0.95
Warrant exercisable period				2 years
Ownership description of shares	19.9%			over 19.9%
Stock Option Plan [Member]
Statements Line Items
Description of stock option plan												On May 21, 2014, the Company approved a Stock Option Plan whereby the Company may grant stock options to directors, officers, employees and consultants. The maximum number of shares reserved for issue under the plan cannot exceed 10% of the outstanding common shares of the Company as at the date of the grant. The stock options can be exercisable for a maximum of 10 years from the grant date and with various vesting terms.
Contractual life of share options granted | Year		5											5
Weighted average exercise price of share options granted in share-based payment arrangement		$ 0.43											$ 1.64
Number of share options cancelled in share-based payment arrangement															20,000
Stock-based compensation												$ 326,367	$ 115,800	$ 826,307
Weighted average remaining contractual life of outstanding share options | Year												4.56	3.48	3.14
Options exercisable price per share | $ / shares												$ 1
Stock Option Plan [Member] | Bottom of range [Member]
Statements Line Items
Contractual life of share options granted | Year													5
Contractual life of share options vesting | Year													1
Weighted average exercise price of share options granted in share-based payment arrangement													$ 0.36
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period												$ 0.36	$ 0.36	$ 0.60
Stock Option Plan [Member] | Top of range [Member]
Statements Line Items
Contractual life of share options granted | Year													7
Contractual life of share options vesting | Year													5
Weighted average exercise price of share options granted in share-based payment arrangement													$ 1.64
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period												$ 1.64	$ 1.64	1.35
Finder's warrants [Member]
Statements Line Items
Number of units granted in share-based payment arrangement | Share											339,391
Agent's warrants [Member]
Statements Line Items
Finder's fee										$ 218,130
Number of warrants granted in share-based payment arrangement | Share										174,504
Weighted average exercise price of warrants granted in share-based payment arrangement										$ 2.00
Fair value of warrants granted										$ 100,248
Expected dividend as percentage, warrants granted										0.00%
Expected volatility, warrants granted										96.81%
Risk free interest rate, warrants granted										1.11%
Expected life, warrants granted | Month										36
Finder's units [Member]
Statements Line Items
Number of units granted in share-based payment arrangement | Share											12,000
Non-Brokered Financing [Member]
Statements Line Items
Increase (decrease) in number of shares outstanding | shares						138,000	188,763
Equity issuance, price per share						$ 1.50	$ 2.00
Gross proceeds on issuance of common shares						$ 207,000	$ 377,525
Non-Brokered Financing [Member] | Agent's warrants [Member]
Statements Line Items
Number of warrants exercised in share-based payment arrangement | Share										15,000
Corporate finance fee										$ 44,800
Escrow shares [Member]
Statements Line Items
Stock-based compensation														$ 341,000
Common Stock [Member]
Statements Line Items
Increase (decrease) in number of shares outstanding | shares												5,357,900	5,347,981	326,763
Shares released from escrow														$ 341,000